PROPERTY, PLANT, AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	$ 102,446,000	$ 86,988,028	$ 17,703,144
Less: Accumulated Depreciation	(19,191,336)	(4,955,243)	(2,899,428)
Property, Plant, and Equipment, Net	83,254,664	82,032,785	14,803,716
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	49,979,359	48,081,466	7,659,121
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	36,795,981	27,861,452	7,383,612
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	7,860,376	5,180,642	269,778
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	3,065,757	3,040,303	647,576
Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Total cost of assets excluding accumulated impairment	$ 4,744,527	$ 2,824,165	$ 1,743,057